CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Sales of automobiles CNY	Dec. 31, 2010 Sales of automobiles CNY	Dec. 31, 2009 Sales of automobiles CNY	Dec. 31, 2011 Automobile repair and maintenance services CNY	Dec. 31, 2010 Automobile repair and maintenance services CNY	Dec. 31, 2009 Automobile repair and maintenance services CNY	Dec. 31, 2011 Sales of leased automobiles CNY	Dec. 31, 2011 Other services CNY	Dec. 31, 2010 Other services CNY	Dec. 31, 2009 Other services CNY	Dec. 31, 2011 US$ USD ($)	Dec. 31, 2011 US$ Sales of automobiles USD ($)	Dec. 31, 2011 US$ Automobile repair and maintenance services USD ($)	Dec. 31, 2011 US$ Sales of leased automobiles USD ($)	Dec. 31, 2011 US$ Other services USD ($)
Revenues:
Revenue, automobiles				2,664,750	3,075,045	2,131,403				18,310					$ 423,386		$ 2,909
Revenue, services							333,755	274,076	203,083		19,403	14,548	7,005			53,028		3,083
Total revenues	3,036,218	3,363,669	2,341,491											482,406
Costs of goods sold:
Costs, automobiles				(2,540,668)	(2,883,938)	(1,975,497)				(17,330)					(403,671)		(2,753)
Costs, services							(161,756)	(110,487)	(86,432)		(2,802)	(1,177)	(234)			(25,700)		(445)
Total costs	(2,722,556)	(2,995,602)	(2,062,163)											(432,569)
Gross profit	313,662	368,067	279,328											49,837
Operating expenses:
Selling, marketing and distribution expenses	(91,438)	(52,173)	(38,774)											(14,528)
General and administrative expenses	(55,760)	(37,824)	(31,851)											(8,859)
Total operating expenses	(147,198)	(89,997)	(70,625)											(23,387)
Operating income	166,464	278,070	208,703											26,450
Interest income	3,182	1,102	2,392											506
Interest expenses	(61,560)	(53,832)	(33,288)											(9,781)
Exchange loss	(9,100)	(3,018)												(1,446)
Other income, net	1,407	2,144	1,394											224
Income before income tax expenses	100,393	224,466	179,201											15,953
Income tax expenses	(33,291)	(63,093)	(50,039)											(5,289)
Income from continuing operations	67,102	161,373	129,162											10,664
Loss from discontinued operations			(433)
Net income and comprehensive income	67,102	161,373	128,729											10,664
Net income and comprehensive income attributable to non-controlling interest	(815)													(129)
Net income and comprehensive income attributable to Lentuo International Inc. shareholders	67,917	161,373	128,729											$ 10,793
Earnings per share:
Income from continuing operations (in CNY and dollars per share)	1.15	3.77	3.24											$ 0.18
Loss from discontinued operations (in CNY and dollars per share)			(0.01)
Basic and diluted earnings per share (in CNY and dollars per share)	1.15	3.77	3.23											$ 0.18
Weighted average ordinary shares outstanding:
Basic (in shares)	58,937,912	42,727,446	39,908,389											58,937,912
Diluted (in shares)	58,937,912	42,727,446	39,908,389											58,937,912